Income Taxes (Income tax expense) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									$ 1,437,595	$ 1,454,049	$ 1,500,337
State									145,412	202,292	209,396
Total Current Tax Expense									1,583,007	1,656,341	1,709,733
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									105,960	(79,034)	736,390
State									(9,417)	(7,781)	(10,663)
Total Deferred Tax Expense (Benefit)									96,543	(86,815)	725,727
Total Income Tax Expense	$ 199,000	$ 475,000	$ 486,000	$ 520,000	$ 271,000	$ 471,000	$ 427,000	$ 400,000	$ 1,679,550	$ 1,569,526	1,829,267
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Asset, Income Tax Expense											$ 2,435,460